Other Receivables	12 Months Ended
Dec. 31, 2011
Other Receivables [Abstract]
Other Receivables
Note 4 - Other Receivables

	December 31	December 31
	2010	2011

Government institutions	$1,261	$641
Other	51	45

	$1,312	$686